Repayment Requirements Related to Total Debt Obligations Outstanding Over Next Five Years and Thereafter (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013
Debt and Capital Lease Obligations [Line Items]
2013	$ 14,872
2014	4,047
2015	18,648
2016	126,926
2017	1,941
and thereafter	1,137,624
Long-term Debt, Total	1,304,058
Less interest	(1,086)
Total	1,302,972
Boundary Bay Financing - 6.93%
Debt and Capital Lease Obligations [Line Items]
2013	(3,364)
2014	152
2015	165
2016	179
2017	195
and thereafter	35,878
Long-term Debt, Total	33,205
Total	33,205
Capital Lease Obligations
Debt and Capital Lease Obligations [Line Items]
2013	10,769
2014	1,051
2015	16,188
Long-term Debt, Total	28,008
Less interest	(1,086)
Total	26,922
Other Long Term Debt
Debt and Capital Lease Obligations [Line Items]
2013	7,467	[1]
2014	2,844	[1]
2015	2,295	[1]
2016	126,747	[1]
2017	1,746	[1]
and thereafter	1,101,746	[1]
Long-term Debt, Total	1,242,845	[1]
Total	$ 1,242,845	[1]

[1]	These amounts exclude the discount on the Senior secured notes of $15.9 million which is included in the carrying amount of debt at April 30, 2012.